Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Line Items]
Subsequent Events

Note 14. Subsequent Events

On January 25, 2021, a co-founder of the Company and CEO resigned from the Company. As part of the terms of the former CEO’s separation agreement, the Company accelerated all his unvested shares and options and extended the post-termination exercise period for his options from 3 months to 12 months from the date of termination. An interim CEO has been appointed while the Company conducts a search for a new permanent CEO.

In January 2021, the Company commenced a new lease at a new location in San Jose, California. The lease expires in February 2028. The Company is obligated to pay approximately $11 million over the term of the lease.

On February 22, 2021, the Company entered into a Loan and Security Agreement (“LSA”) and related agreements with Venture Lending & Leasing IX, Inc. The LSA provides for an initial $25,000,000 growth capital term loan that is available to the Company upon closing of the agreement, and which the Company expects to draw down on March 1, 2021. The LSA also includes an additional $15,000,000 growth capital term loan that is available to the Company through June 30, 2021 contingent upon the Company receiving from the FAA payload approval and the Company closing a minimum of $25,000,000 in additional equity.

The LSA provides for a 12% annual interest rate, monthly payment of interest only for the first 12 months, and payment in full of all outstanding principal and interest on March 1, 2022. At the Company’s option prior to February 15, 2022, the repayment of the full principal amount outstanding and due on March 1, 2022 may be extended for either 12 or 24 months and amortized in equal monthly payments. The LSA grants the lender the first security priority lien on substantially all assets of the Company (subject to certain exceptions, including that the lien on IP will be a springing lien based on the occurrence of certain events) for all periods of time that the Company is indebted to the lender.

In conjunction with the LSA, the lender will receive warrants for preferred stock equal to up to 1% of the Company’s fully diluted capitalization (including allowance for conversion of all outstanding convertible notes, SAFE notes and such warrants). The warrants are earned and vest 80% upon signing of the agreement, 10% upon qualification for the incremental $15,000,000 growth capital term loan and 10% upon the Company’s utilizing such incremental growth capital term loan. The exercise price of the warrants is an aggregate of $1,000.

In addition, the lender will have certain rights to participate in future private equity offerings (including convertible notes or bridge financings) of the Company.

Management of the Company has evaluated the impact of subsequent events through February 23, 2021, the date the financial statements were available for issuance.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described below and in Note 2, the Company did not identify subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

In February 2021, Stable Road Capital LLC and DIBALYD Investments, an affiliate of Nala Investments, each loaned $300,000 to the Company pursuant to non-interest bearing promissory notes in order to finance transaction and working capital costs. The promissory notes mature upon the earlier of June 30, 2021 or the consummation of the Company’s initial Business Combination.

Stable Road Acquisition Corp [Member]
Subsequent Events [Line Items]
Subsequent Events

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than described below, the Company did not identify subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

SEC Settlement

On July 13, 2021, the SEC announced charges against the Company, Momentus, and Momentus’s founder and former CEO, Mikhail Kokorich, for misleading claims about Momentus’s technology and about the U.S. government’s national security concerns about Mr. Kokorich. The SEC’s settled order finds that Momentus and Mr. Kokorich knowingly or recklessly made misrepresentations of material fact and misleading omissions in violation of antifraud provisions of U.S. federal securities laws, and that the Company negligently made misrepresentations of material fact and misleading omissions in violation of antifraud provisions of U.S. federal securities laws, as well as related reporting and proxy solicitation provisions. The SEC also announced charges against the Sponsor and Brian Kabot, finding that Mr. Kabot negligently violated provisions of U.S. federal securities laws related to proxy solicitations and that Mr. Kabot and the Sponsor caused the Company’s violation of negligence-based antifraud provisions of the federal securities laws.

Without admitting or denying the SEC’s findings, Momentus, the Company, Mr. Kabot, and the Sponsor consented to an order requiring them to cease and desist from future violations. Momentus will pay a civil penalty of $7.0 million, the Company will pay a civil penalty of $1.0 million, and Mr. Kabot will pay a civil penalty of $40,000. Momentus and the Company have also agreed to provide PIPE investors with the right to terminate their Subscription Agreements prior to the stockholder vote to approve the Proposed Transaction; the Sponsor has agreed to relinquish 250,000 founders’ shares it would otherwise have received upon consummation of the Proposed Transaction; and Momentus has agreed to undertakings requiring enhancements to its disclosure controls, including the creation of an independent board committee and retention of an internal compliance consultant for a period of two years.

The $1.0 million civil penalty is included in accounts payable and accrued expenses within the accompanying condensed consolidated balance sheets as of June 30, 2021.

Stockholder Litigation and Demands

On December 3, 2020, a complaint was filed by a purported stockholder of the Company against the Company and its board of directors in the United States District Court for the Southern District of New York, in a case captioned Wallace v. Stable Road Acquisition Corp., et al., No. 1:20-cv-10193. The complaint alleges that the Company’s Registration Statement, as filed on November 2, 2020, omitted certain material information regarding the Company’s planned transaction with Momentus, in violation of the securities laws. As relief, the complaint seeks an injunction barring the Company from proceeding with a stockholder vote or consummating the transaction absent additional disclosures, as well as unspecified costs and damages. A second complaint was filed by another purported stockholder of the Company against the Company and its board of directors in the Supreme Court of the State of New York for the County of New York, in a case captioned Ciccotelli v. Stable Road Acquisition Corp., et al., No. 656895/2020, on December 9, 2020, raising similar allegations and seeking similar relief. In addition to the two complaints, the Company received three letters, dated November 9, 2020, November 19, 2020, and August 3, 2021, respectively, from purported stockholders raising similar allegations.

On July 15, 2021, a purported stockholder of the Company filed a putative class action complaint against the Company, the Sponsor, Brian Kabot, James Norris, Momentus, and Mikhail Kokorich in the United States District Court for the Central District of California, in a case captioned Jensen v. Stable Road Acquisition Corp., et al., No. 2:21-cv-05744. The complaint alleges that the defendants omitted certain material information in their public statements and disclosures regarding the Proposed Transaction, in violation of the securities laws, and seeks damages on behalf of a putative class of stockholders who purchased the Company’s stock between October 7, 2020 and July 13, 2021. On July 22, 2021, and August 4, 2021, respectively, two other purported stockholders filed putative class action complaints in the same court, in cases captioned Hall v. Stable Road Acquisition Corp., et al., No. 2:21-cv-05943, and Depoy v. Stable Road Acquisition Corp., et al., No. 2:21-cv-06287, asserting substantially similar claims and seeking substantially similar relief. Other, similar suits may follow.

On July 20, 2021, a purported stockholder of the Company sent a letter demanding that the Company provide holders of the Company’s Class A Common Stock with a separate class vote on the Class A Share Increase Amendment. The Company has responded to this stockholder in writing to explain its view that the demand is without merit.’